As filed with the Securities and Exchange Commission on February 13, 2013

1933 Act Registration No. 333-175622

1940 Act Registration No. 811-22583

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 5 [X]

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 5 [X]

LINCOLN ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Jill R. Whitelaw, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Fiscal Year-end: September 30

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[_] on, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on                                pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on                                pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Advisors Trust is being filed to conform the funds’ prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 13th day of February, 2013.

LINCOLN ADVISORS TRUST

By: /s/ Daniel Hayes
Daniel R. Hayes
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on February 13, 2013.

Signature	Title

/s/ Daniel Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)

/s/ William Flory William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

*/s/ Michael D. Coughlin Michael D. Coughlin	Trustee

**/s/ Steve A. Cobb Steve A. Cobb	Trustee

**/s/ Robert W. Dineen Robert W. Dineen	Trustee

*/s/ Nancy J. Frisby Nancy J. Frisby	Trustee

*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee

*/s/ Gary D. Lemon Gary D. Lemon	Trustee

*/s/ Thomas D. Rath Thomas D. Rath	Trustee

*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee

*/s/ David H. Windley David H. Windley	Trustee

*By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact

*Pursuant to a Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-175622) filed on November 1, 2011.

**Pursuant to a Power of Attorney filed Post-Effective Amendment No. 4 on January 28, 2013.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase